Employee Benefits (Details 2) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Employee benefits [Abstract]
Current	$ 182,106	$ 321,008
Non-current	23,517,009	21,832,415
Total	$ 23,699,115	$ 22,153,423